Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Category (Detail) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Analysis Of Income And Expense [line items]
Interest income	[1]	$ 11,605	$ 11,802	$ 11,859	$ 23,407	$ 24,578
Interest expense		7,260	7,494	8,071	14,754	16,989
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income		9,752	10,036	9,977	19,788	20,656
Interest expense		6,562	6,843	7,403	13,405	15,673
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income		796	765	756	1,561	1,618
Other [member]
Analysis Of Income And Expense [line items]
Interest income		1,057	1,001	1,126	2,058	2,304
Interest expense		$ 698	$ 651	$ 668	$ 1,349	$ 1,316

[1]	Interest income included $10.5 billion for the quarter ended April 30, 2026 (January 31, 2026: $10.8 billion; April 30, 2025: $10.7 billion) and $21.3 billion for the six months ended April 30, 2026 (April 30, 2025: $22.3 billion), calculated based on the effective interest rate method.